SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

29.   SUBSEQUENT EVENTS

With respect to the outbreak of the coronavirus (COVID-19) and significant volatility in the global financial markets, the Group has experienced some delay of new products and services launch, as well as increase in credit risk in the margin loan portfolio during the subsequent period up to the date of the audit report. Despite the events mentioned, the Group has assessed and preliminarily concluded that there was no significant negative impact to the financial performance, financial position and cash flow of the Group subsequent to the year ended December 31, 2019 and up to the date of this report. The Group will keep continuous attention on the situation of the COVID-19 and financial market conditions to react actively to its impacts to the Group.